Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of property and equipment, net

	As of June 30,
	2013	2014
	RMB	RMB
Electronic equipment	64,223	75,447
Furniture and office equipment	14,075	16,777
Leasehold improvements	14,361	25,769
Motor vehicles	1,494	1,494
Less: accumulated depreciation	(61,154)	(73,216)

Net book value	32,999	46,271